Vanguard® STAR Fund
Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Funds (44.5%)
Vanguard Windsor II Fund Investor Shares	90,758,845	4,219,379
Vanguard U.S. Growth Fund Investor Shares	48,219,511	3,576,923
Vanguard Windsor Fund Investor Shares	89,994,387	2,256,159
Vanguard PRIMECAP Fund Investor Shares	10,458,318	1,821,421
Vanguard Explorer Fund Investor Shares	7,702,618	1,129,204
		13,003,086
International Stock Funds (18.4%)
Vanguard International Value Fund Investor Shares	62,587,680	2,738,837
Vanguard International Growth Fund Investor Shares	50,147,227	2,644,263
		5,383,100
U.S. Bond Funds (37.1%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	329,825,315	3,756,710
Vanguard Short-Term Investment-Grade Fund Investor Shares	321,273,643	3,530,797
Vanguard GNMA Fund Investor Shares	330,918,362	3,527,590
		10,815,097
Total Investments (100.0%) (Cost $16,669,651)		29,201,283
Other Assets and Liabilities—Net (0.0%)		271
Net Assets (100%)		29,201,554
Cost is in $000.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At July 31, 2021, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2021 Market Value ($000)
Vanguard Explorer Fund	891,747	65,898	115,544	19,372	267,731	1,218	64,680	1,129,204
Vanguard GNMA Fund	3,003,404	545,249	1,924	1,124	(17,412)	20,174	—	3,527,590
Vanguard International Growth Fund	2,256,843	57,719	228,232	113,159	444,774	5,332	52,386	2,644,263
Vanguard International Value Fund	2,119,431	39,863	145,538	10,196	714,885	39,862	—	2,738,837
Vanguard Long-Term Investment-Grade Fund	2,965,550	861,911	1,794	1,023	(69,980)	78,889	113,487	3,756,710
Vanguard Market Liquidity Fund	—	NA2	NA2	—	—	1	—	—
Vanguard PRIMECAP Fund	1,402,320	144,076	101,906	12,214	364,717	15,362	128,714	1,821,421
Vanguard Short-Term Investment-Grade Fund	3,001,882	526,888	3,438	29	5,436	42,188	—	3,530,797
Vanguard U.S. Growth Fund	2,744,019	200,422	189,699	45,810	776,371	906	119,206	3,576,923
Vanguard Windsor Fund	1,816,810	163,926	367,325	34,323	608,425	37,310	126,615	2,256,159
Vanguard Windsor II Fund	3,329,670	263,917	492,737	67,894	1,050,635	47,310	216,607	4,219,379
Total	23,531,676	2,869,869	1,648,137	305,144	4,145,582	288,552	821,695	29,201,283
1	Does not include adjustments related to return of capital.
2	Not applicable—purchases and sales are for temporary cash investment purposes.